UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2013

[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

 ===============================================

       ANNUAL REPORT
       USAA SCIENCE & TECHNOLOGY FUND
       FUND SHARES o ADVISER SHARES
       JULY 31, 2013

 ===============================================

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

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PRESIDENT'S MESSAGE

"THE DECLINE WAS INSTRUCTIVE BECAUSE
IT REVEALED HOW ATTACHED INVESTORS                 [PHOTO OF DANIEL S. McNAMARA]
HAD BECOME TO FED STIMULUS."

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AUGUST 2013

If there was any doubt the Federal Reserve's (the Fed) stimulus programs were driving the performance of the U.S. stock and bond markets, it was greatly diminished during the reporting period. Just a hint of eventual Fed tapering sparked a broad selloff in the financial markets during June. The decline was instructive because it revealed how attached investors had become to rely on the Fed's stimulus policies. The Fed's bond-buying programs have pushed down interest rates and driven bond prices higher. Lower interest rates, meanwhile, have incentivized investors to seek higher returns in riskier asset classes, such as stocks and corporate bonds.

In response to the selloff, the Fed moved quickly to remind investors it would not raise short-term interest rates until it became clear that economic growth was self-sustaining. The Fed also said it could change the terms of its quantitative easing programs if the economy takes an unexpected turn, such as strong growth or renewed weakness. (The term quantitative easing is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.) In fact, I believe that the economy is weaker at the time of this writing than when the Fed expanded quantitative easing in 2012. Furthermore, inflation pressures remain modest. As a result, the Fed is likely to continue its quantitative easing programs for some time, though I believe it may purchase fewer securities if market conditions are favorable. However, with a change in leadership coming at the end of 2013, Fed Chairman Ben Bernanke may seek -- economic conditions permitting -- to preserve his legacy by setting the stage for future tapering.

Although interest rates increased during the reporting period, they remain exceptionally low by historical measures. I think investors have less to fear from gradually rising interest rates than they do from a return to low rates, which some believe could be caused by a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to

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

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see a decrease in their principal (bond prices move in the opposite direction of interest rates), but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments. However, it is important to remember that the fixed-income market is not a "bond" market. It is a market of bonds, which includes U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. Many of these fixed-income asset classes perform differently from each other.

Within equities, the selloff was relatively short lived and stocks reached new highs just after the end of the reporting period. However, only about a third of the gains can be attributed to earnings and dividend growth. Much of price appreciation seems to be the result of higher valuations or multiple expansion. While we believe current valuations are fair, 2008 should be a reminder that investor preferences can change. Increasing valuations that are not supported by earnings growth could decline in the future.

In this environment, I think it's more important than ever to keep emotion out of the investment process. Shareholders should have an investment plan, remain disciplined and hold diversified portfolios directly tied to their objectives, risk tolerance and time horizon. If you think you might be over-allocated to your fixed-income portfolio, you should reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. USAA advisors are available to help you free of charge if you have questions or need assistance updating your investment plan.

Though no one really knows what lies ahead, you can rest assured that we will continue to monitor Fed policy and the many factors shaping the performance of the financial markets. From all of us here at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             10

    Report of Independent Registered
      Public Accounting Firm                                                  11

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         19

    Financial Statements                                                      21

    Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                               43

ADVISORY AGREEMENT(S)                                                         45

TRUSTEES' AND OFFICERS' INFORMATION                                           53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SCIENCE & TECHNOLOGY FUND'S (THE FUND) INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP

    JOHN F. AVERILL, CFA                               ANITA M. KILLIAN, CFA
    ANN C. GALLO                                       MICHAEL T. MASDEA
    BRUCE L. GLAZER

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o   HOW DID THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND SHARES) PERFORM?

    At the end of the reporting period, the Fund Shares had a total return of 24.86%. This compares to returns of 25.00% for the S&P 500(R) Index (the Index) and 22.94% for the Lipper Science & Technology Funds Index.

    The Fund is subadvised by Wellington Management Company, LLP (Wellington Management).

o   HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM?

    Technology stocks as measured by the S&P North American Technology Index underperformed versus the Index during the reporting period. Strong security selection in communications equipment and Internet software and services was offset by weaker selection in software, electronic equipment and instruments, and the Internet and catalog retail sectors. Our underweight positioning in computers and peripherals and an "out-of-benchmark" allocation to media contributed positively to relative return. This was partially offset by modest out-of-benchmark allocations to machinery and electrical

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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2  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    equipment. Positions in Apple, Inc., Intel Corp., and Kakaku.com, Inc. were among the top contributors to relative performance during the period. Holdings in Google, Inc. "A", Cisco Systems, Inc., and Samsung Electronics Co. Ltd. were the largest detractors.

o   WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE TECHNOLOGY SECTOR?

    The technology portfolio continues to be focused on quality, long-term secular growth companies that have the ability to deliver strong double-digit growth. While the investment team is cautious regarding the short-term global growth picture, we are nevertheless hopeful that the large deleveraging phase that markets have experienced in recent years will be coming to an end in 2013, and we expect a resumption of growth. We also believe that well-positioned enterprise vendors, telecommunications-oriented companies, and Internet-related issues will outperform the general technology sector in 2013; we focus on stocks that we think will benefit from this trend, while still maintaining exposure to quality companies with attractive growth opportunities in the broader technology sector.

o   HOW DID THE FUND'S HEALTH CARE PORTION PERFORM?

    Health care stocks as measured by the S&P 500 Health Care Index outperformed the broader U.S. market and the world market as measured by the Index. Stock selection -- particularly within health services -- contributed to relative results, offsetting less favorable selections in the pharmaceuticals and biotechnology sectors. Industry allocation, a result of Wellington Management's stock-by-stock investment process, also contributed to relative performance, mainly due to a larger position in biotechnology stocks and by holding fewer pharmaceuticals issues. The largest contributors to relative return included positions in Merck & Co., Inc., Regeneron Pharmaceuticals, Inc., and TESARO, Inc. Positions in Orthofix International N.V. and Teva Pharmaceutical Industries Ltd. ADR, as well as a lack of holdings in Celgene Corp., represented the largest detractors from relative performance during the period.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o   WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE HEALTH CARE SECTOR?

    Within the health care portfolio, we continue to find attractive investments in the pharmaceutical and biotechnology sectors. Drug development "pipelines" for several major biopharmaceutical companies have meaningfully improved relative to where they have been in recent years, and investors have begun to look beyond the current period of drug patent expirations. Within health care services, relative to recent years, our holdings are more diversified among the various subsectors. Despite near-term uncertainty, we believe that managed care companies are best positioned to address the cost issue longer term. Lastly, we expect health maintenance organizations (or HMOs) to benefit from delays in implementation of some aspects of the Affordable Care Act, with more discretion shifting to the states from the federal government.

    On behalf of our colleagues at USAA, we thank you for your investment in the Fund.

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4  | USAA SCIENCE & TECHNOLOGY FUND

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INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND SHARES (FUND SHARES) (Ticker Symbol: USSCX)


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                                            7/31/13                  7/31/12
--------------------------------------------------------------------------------

Net Assets                              $436.6 Million           $354.5 Million
Net Asset Value Per Share                   $17.78                   $14.24


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/13
--------------------------------------------------------------------------------
  1 Year                           5 Years                            10 Years

  24.86%                            9.28%                               8.70%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12*
--------------------------------------------------------------------------------

                                      1.38%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE
OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  5

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA SCIENCE &            LIPPER SCIENCE &
                 TECHNOLOGY FUND SHARES     TECHNOLOGY FUNDS INDEX      S&P 500 INDEX
 7/31/2003             $10,000.00                 $10,000.00              $10,000.00
 8/31/2003              10,505.18                  10,731.68               10,195.03
 9/30/2003              10,414.51                  10,444.90               10,086.76
10/31/2003              11,476.68                  11,495.38               10,657.37
11/30/2003              11,748.70                  11,669.42               10,751.13
12/31/2003              11,930.05                  11,724.42               11,314.97
 1/31/2004              12,409.33                  12,300.90               11,522.66
 2/29/2004              12,305.70                  12,106.80               11,682.81
 3/31/2004              11,994.82                  11,851.07               11,506.56
 4/30/2004              11,398.96                  11,034.66               11,325.93
 5/31/2004              11,981.87                  11,584.33               11,481.35
 6/30/2004              12,227.98                  11,786.29               11,704.61
 7/31/2004              10,984.46                  10,499.38               11,317.22
 8/31/2004              10,466.32                  10,076.67               11,363.00
 9/30/2004              10,854.92                  10,545.71               11,486.07
10/31/2004              11,256.48                  11,141.41               11,661.54
11/30/2004              11,865.28                  11,762.59               12,133.39
12/31/2004              12,305.70                  12,206.85               12,546.27
 1/31/2005              11,658.03                  11,475.04               12,240.46
 2/28/2005              11,645.08                  11,504.69               12,498.05
 3/31/2005              11,178.76                  11,197.99               12,276.73
 4/30/2005              11,113.99                  10,748.89               12,043.90
 5/31/2005              11,930.05                  11,704.06               12,427.11
 6/30/2005              11,943.01                  11,567.82               12,444.75
 7/31/2005              12,668.39                  12,265.94               12,907.55
 8/31/2005              12,836.79                  12,188.43               12,789.78
 9/30/2005              12,953.37                  12,424.12               12,893.37
10/31/2005              12,746.11                  12,155.43               12,678.43
11/30/2005              13,523.32                  12,828.36               13,157.96
12/31/2005              13,678.76                  12,862.54               13,162.47
 1/31/2006              14,637.31                  13,654.21               13,511.05
 2/28/2006              14,274.61                  13,430.04               13,547.71
 3/31/2006              14,507.77                  13,764.65               13,716.35
 4/30/2006              14,637.31                  13,762.69               13,900.53
 5/31/2006              13,743.52                  12,720.60               13,500.45
 6/30/2006              13,484.46                  12,488.36               13,518.75
 7/31/2006              13,160.62                  11,886.80               13,602.14
 8/31/2006              13,847.15                  12,549.21               13,925.78
 9/30/2006              14,196.89                  12,956.06               14,284.65
10/31/2006              14,559.59                  13,301.10               14,750.13
11/30/2006              14,987.05                  13,872.00               15,030.62
12/31/2006              15,000.00                  13,728.78               15,241.46
 1/31/2007              15,142.49                  13,949.73               15,471.97
 2/28/2007              15,000.00                  13,848.72               15,169.35
 3/31/2007              15,064.77                  13,924.84               15,339.02
 4/30/2007              15,725.39                  14,402.31               16,018.47
 5/31/2007              16,528.50                  14,960.64               16,577.43
 6/30/2007              16,528.50                  15,148.47               16,302.03
 7/31/2007              16,282.38                  15,134.53               15,796.58
 8/31/2007              16,670.98                  15,452.46               16,033.38
 9/30/2007              17,357.51                  16,262.31               16,633.01
10/31/2007              17,979.27                  17,252.27               16,897.58
11/30/2007              16,878.24                  15,951.76               16,191.15
12/31/2007              16,735.75                  16,029.08               16,078.83
 1/31/2008              15,077.72                  13,952.88               15,114.39
 2/29/2008              14,546.63                  13,608.78               14,623.39
 3/31/2008              14,300.52                  13,516.76               14,560.25
 4/30/2008              15,466.32                  14,551.76               15,269.38
 5/31/2008              16,230.57                  15,369.94               15,467.15
 6/30/2008              15,051.81                  14,023.61               14,163.22
 7/31/2008              14,779.79                  13,733.81               14,044.16
 8/31/2008              15,025.91                  13,990.55               14,247.30
 9/30/2008              12,927.46                  11,938.85               12,977.76
10/31/2008              10,220.21                   9,779.48               10,798.17
11/30/2008               9,132.12                   8,651.82               10,023.36
12/31/2008               9,494.82                   8,960.60               10,130.01
 1/31/2009               9,248.70                   8,760.66                9,276.19
 2/28/2009               8,523.32                   8,420.53                8,288.48
 3/31/2009               9,494.82                   9,351.51                9,014.51
 4/30/2009              10,427.46                  10,509.28                9,877.28
 5/31/2009              10,919.69                  10,949.29               10,429.75
 6/30/2009              11,256.48                  11,159.91               10,450.44
 7/31/2009              12,202.07                  12,074.64               11,240.88
 8/31/2009              12,551.81                  12,373.58               11,646.72
 9/30/2009              13,147.67                  13,121.90               12,081.32
10/31/2009              12,720.21                  12,677.09               11,856.89
11/30/2009              13,536.27                  13,301.81               12,568.11
12/31/2009              14,313.47                  14,148.75               12,810.86
 1/31/2010              13,445.60                  13,142.05               12,350.01
 2/28/2010              13,873.06                  13,674.47               12,732.58
 3/31/2010              14,766.84                  14,614.86               13,500.92
 4/30/2010              14,896.37                  14,941.73               13,714.07
 5/31/2010              13,782.38                  13,918.80               12,618.99
 6/30/2010              13,018.13                  13,084.80               11,958.41
 7/31/2010              13,795.34                  13,912.41               12,796.25
 8/31/2010              13,082.90                  13,203.95               12,218.58
 9/30/2010              14,792.75                  14,896.90               13,309.02
10/31/2010              15,388.60                  15,741.00               13,815.42
11/30/2010              15,375.65                  15,811.58               13,817.19
12/31/2010              16,256.48                  16,674.58               14,740.61
 1/31/2011              16,839.38                  17,239.62               15,089.99
 2/28/2011              17,383.42                  17,848.17               15,606.96
 3/31/2011              17,383.42                  17,713.06               15,613.17
 4/30/2011              18,147.67                  18,353.56               16,075.55
 5/31/2011              18,173.58                  18,101.31               15,893.59
 6/30/2011              17,733.16                  17,508.24               15,628.65
 7/31/2011              17,176.17                  17,012.78               15,310.85
 8/31/2011              15,997.41                  15,737.25               14,479.14
 9/30/2011              15,194.30                  14,706.69               13,461.27
10/31/2011              16,787.56                  16,530.22               14,932.50
11/30/2011              16,411.92                  16,083.12               14,899.50
12/31/2011              16,165.80                  15,705.78               15,051.90
 1/31/2012              17,202.07                  17,021.85               15,726.46
 2/29/2012              18,095.85                  18,128.61               16,406.50
 3/31/2012              19,002.59                  18,932.83               16,946.43
 4/30/2012              18,950.78                  18,420.98               16,840.06
 5/31/2012              17,603.63                  16,793.46               15,827.96
 6/30/2012              18,367.88                  17,327.98               16,480.11
 7/31/2012              18,445.60                  17,195.02               16,709.00
 8/31/2012              19,093.26                  17,990.46               17,085.33
 9/30/2012              19,520.73                  18,309.44               17,526.85
10/31/2012              18,354.92                  17,222.62               17,203.22
11/30/2012              18,950.78                  17,656.18               17,303.02
12/31/2012              19,093.26                  17,986.58               17,460.73
 1/31/2013              20,284.97                  18,755.39               18,365.11
 2/28/2013              20,518.13                  18,809.23               18,614.41
 3/31/2013              21,165.80                  19,292.40               19,312.52
 4/30/2013              21,308.29                  19,143.36               19,684.60
 5/31/2013              21,968.91                  20,035.54               20,145.06
 6/30/2013              21,580.31                  19,802.71               19,874.54
 7/31/2013              23,031.09                  21,139.24               20,885.84

                                   [END CHART]

                          Data from 7/31/03 to 7/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Shares to the following benchmarks:

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

o The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

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6  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

USAA SCIENCE & TECHNOLOGY FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: USTCX)


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                                           7/31/13                 7/31/12
--------------------------------------------------------------------------------

Net Assets                              $8.8 Million             $6.9 Million
Net Asset Value Per Share                  $17.64                   $14.16


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/13
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/10

  24.58%                                                          17.64%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12*
--------------------------------------------------------------------------------

                                      1.63%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                              USAA SCIENCE &                 LIPPER SCIENCE &
                  S&P 500 INDEX       TECHNOLOGY FUND ADVISER SHARES      TECHNOLOGY FUNDS INDEX
 7/31/2010          $10,000.00                  $10,000.00                      $10,000.00
 8/31/2010            9,548.56                    9,308.12                        9,490.77
 9/30/2010           10,400.72                   10,525.83                       10,707.64
10/31/2010           10,796.45                   10,950.18                       11,314.36
11/30/2010           10,797.84                   10,940.96                       11,365.09
12/31/2010           11,519.47                   11,568.27                       11,985.40
 1/31/2011           11,792.50                   11,974.17                       12,391.54
 2/28/2011           12,196.50                   12,361.62                       12,828.96
 3/31/2011           12,201.36                   12,352.40                       12,731.84
 4/30/2011           12,562.70                   12,896.68                       13,192.22
 5/31/2011           12,420.50                   12,905.90                       13,010.91
 6/30/2011           12,213.46                   12,592.25                       12,584.62
 7/31/2011           11,965.10                   12,195.57                       12,228.49
 8/31/2011           11,315.13                   11,346.86                       11,311.67
 9/30/2011           10,519.69                   10,784.13                       10,570.92
10/31/2011           11,669.42                   11,909.59                       11,881.64
11/30/2011           11,643.64                   11,642.07                       11,560.27
12/31/2011           11,762.74                   11,466.79                       11,289.04
 1/31/2012           12,289.89                   12,195.57                       12,235.01
 2/29/2012           12,821.33                   12,822.88                       13,030.53
 3/31/2012           13,243.27                   13,468.63                       13,608.59
 4/30/2012           13,160.15                   13,431.73                       13,240.68
 5/31/2012           12,369.21                   12,472.32                       12,070.86
 6/30/2012           12,878.85                   13,007.38                       12,455.06
 7/31/2012           13,057.72                   13,062.73                       12,359.49
 8/31/2012           13,351.82                   13,514.76                       12,931.24
 9/30/2012           13,696.85                   13,819.19                       13,160.52
10/31/2012           13,443.95                   12,998.15                       12,379.33
11/30/2012           13,521.94                   13,404.06                       12,690.96
12/31/2012           13,645.19                   13,505.54                       12,928.45
 1/31/2013           14,351.94                   14,354.24                       13,481.06
 2/28/2013           14,546.77                   14,511.07                       13,519.76
 3/31/2013           15,092.32                   14,972.32                       13,867.05
 4/30/2013           15,383.10                   15,073.80                       13,759.92
 5/31/2013           15,742.94                   15,535.06                       14,401.21
 6/30/2013           15,531.53                   15,249.08                       14,233.85
 7/31/2013           16,321.84                   16,273.06                       15,194.53

                                   [END CHART]

                      Data from 7/31/10 to 7/31/13.*

                      See page 6 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Adviser Shares to the benchmarks.

*The performance of the S&P 500 Index and the Lipper Science & Technology Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 7/31/2013
                                (% of Net Assets)

Apple, Inc. ..............................................................  3.8%
Intel Corp. ..............................................................  3.5%
Google, Inc. "A" .........................................................  3.2%
Cisco Systems, Inc. ......................................................  3.1%
Amazon.com, Inc. .........................................................  2.9%
Facebook, Inc. "A" .......................................................  2.8%
Juniper Networks, Inc. ...................................................  2.6%
priceline.com, Inc. ......................................................  2.6%
Visa, Inc. "A" ...........................................................  2.4%
EMC Corp. ................................................................  2.4%

                        o ASSET ALLOCATION -- 7/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     62.6%
HEALTH CARE                                                                27.0%
CONSUMER DISCRETIONARY                                                      6.6%
CONSUMER STAPLES                                                            1.1%
EXCHANGE-TRADED FUNDS*                                                      0.9%
INDUSTRIALS                                                                 0.9%
MONEY MARKET INSTRUMENTS                                                    0.8%

                                   [END CHART]

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 12-18.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

For the fiscal year ended July 31, 2013, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

10  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SCIENCE & TECHNOLOGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Science & Technology Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Science & Technology Fund at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2013

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2013

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (99.1%)

             COMMON STOCKS (97.3%)

             CONSUMER DISCRETIONARY (6.6%)
             -----------------------------
             HOUSEHOLD APPLIANCES (0.5%)
   69,120    iRobot Corp.*                                              $  2,416
                                                                        --------
             INTERNET RETAIL (6.1%)
   43,425    Amazon.com, Inc.*                                            13,080
    9,990    Netflix, Inc.*                                                2,440
   13,095    priceline.com, Inc.*                                         11,467
                                                                        --------
                                                                          26,987
                                                                        --------
             Total Consumer Discretionary                                 29,403
                                                                        --------
             CONSUMER STAPLES (1.1%)
             -----------------------
             DRUG RETAIL (1.1%)
   37,780    CVS Caremark Corp.                                            2,323
   50,000    Walgreen Co.                                                  2,513
                                                                        --------
                                                                           4,836
                                                                        --------
             Total Consumer Staples                                        4,836
                                                                        --------
             HEALTH CARE (27.0%)
             -------------------
             BIOTECHNOLOGY (7.8%)
   11,300    Acorda Therapeutics, Inc.*                                      429
   21,892    Algeta ASA*                                                     898
   78,540    Alkermes plc*                                                 2,637
    2,500    Alnylam Pharmaceuticals, Inc.*                                  115
  117,300    Anacor Pharmaceuticals, Inc.*                                   897
   92,800    Arena Pharmaceuticals, Inc.*                                    645
    5,040    Biogen Idec, Inc.*                                            1,099
   40,500    Celldex Therapeutics, Inc.*                                     830
   16,600    Cubist Pharmaceuticals, Inc.*                                 1,035
  164,000    Elan Corp. plc ADR*                                           2,526
  170,500    Exelixis, Inc.*                                                 865
  111,880    Gilead Sciences, Inc.*                                        6,875
   33,121    Incyte Corp.*                                                   775
   19,920    Infinity Pharmaceuticals, Inc.*                                 422

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   44,300    Ironwood Pharmaceuticals, Inc.*                            $    542
   29,900    NPS Pharmaceuticals, Inc.*                                      539
   18,570    Onyx Pharmaceuticals, Inc.*                                   2,438
    5,000    Prosensa Holding N.V.*                                          154
    7,300    Puma Biotechnology, Inc.*                                       373
   42,300    Quintiles Transnational Holdings, Inc.*                       1,897
   12,250    Regeneron Pharmaceuticals, Inc.*                              3,308
  121,400    Rigel Pharmaceuticals, Inc.*                                    463
   26,500    Seattle Genetics, Inc.*                                       1,074
   70,000    TESARO, Inc.*                                                 2,388
   18,500    Vertex Pharmaceuticals, Inc.*                                 1,476
                                                                        --------
                                                                          34,700
                                                                        --------
             HEALTH CARE DISTRIBUTORS (1.5%)
   41,740    Cardinal Health, Inc.                                         2,091
   37,710    McKesson Corp.                                                4,625
                                                                        --------
                                                                           6,716
                                                                        --------
             HEALTH CARE EQUIPMENT (5.3%)
   43,600    Abbott Laboratories                                           1,597
   27,500    ABIOMED, Inc.*                                                  690
  244,400    Boston Scientific Corp.*                                      2,669
   53,100    Covidien plc                                                  3,273
   57,694    Globus Medical, Inc. "A"*                                       967
   21,800    Heartware International, Inc.*                                2,015
   39,920    Hologic, Inc.*                                                  906
   60,300    Medtronic, Inc.                                               3,331
   47,500    Orthofix International N.V.*                                  1,079
   32,600    St. Jude Medical, Inc.                                        1,708
   29,300    Stryker Corp.                                                 2,064
   63,000    Tornier N.V.*                                                 1,033
   48,300    Volcano Corp.*                                                  964
   15,900    Zimmer Holdings, Inc.                                         1,327
                                                                        --------
                                                                          23,623
                                                                        --------
             HEALTH CARE FACILITIES (0.5%)
   29,100    Al Noor Hospitals Group plc*                                    310
   28,600    HCA Holdings, Inc.                                            1,115
   52,900    Health Management Associates, Inc. "A"*                         713
   57,519    NMC Health plc                                                  260
                                                                        --------
                                                                           2,398
                                                                        --------
             HEALTH CARE SUPPLIES (0.1%)
   11,900    DENTSPLY International, Inc.                                    510
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE TECHNOLOGY (1.2%)
   70,605    Allscripts Healthcare Solutions, Inc.*                     $  1,116
    1,495    M3, Inc.                                                      4,123
                                                                        --------
                                                                           5,239
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.7%)
   22,800    Agilent Technologies, Inc.                                    1,020
   17,600    Covance, Inc.*                                                1,452
   12,235    MorphoSys AG*                                                   838
                                                                        --------
                                                                           3,310
                                                                        --------
             MANAGED HEALTH CARE (2.8%)
   34,370    Aetna, Inc.                                                   2,206
   49,960    Cigna Corp.                                                   3,888
   38,000    Qualicorp S.A.*                                                 278
   82,690    UnitedHealth Group, Inc.                                      6,024
                                                                        --------
                                                                          12,396
                                                                        --------
             PHARMACEUTICALS (7.1%)
   15,180    Actavis, Inc.*                                                2,038
   18,884    Almirall, S.A.                                                  247
   12,400    Astellas Pharma, Inc.                                           665
   19,000    AstraZeneca plc ADR                                             964
  105,000    Bristol-Myers Squibb Co.                                      4,540
   33,700    Cadence Pharmaceuticals, Inc.*                                  252
   68,200    Daiichi Sankyo Co. Ltd.                                       1,112
    9,900    Dr. Reddy's Laboratories ADR                                    369
   25,100    Eisai Co. Ltd.                                                1,063
   48,900    Eli Lilly and Co.                                             2,597
   68,100    Forest Laboratories, Inc.*                                    2,967
   16,573    H. Lundbeck A/S                                                 334
   18,400    Johnson & Johnson                                             1,720
    6,387    Mallinckrodt plc*                                               293
   45,500    Medicines Co.*                                                1,406
   50,800    Merck & Co., Inc.                                             2,447
   45,680    Mylan, Inc.*                                                  1,533
    7,300    Ono Pharmaceutical Co., Ltd.                                    469
   13,140    Optimer Pharmaceuticals, Inc.*                                  164
    4,700    Salix Pharmaceuticals Ltd.*                                     347
   94,600    Shionogi & Co. Ltd.                                           1,924
   63,843    Teva Pharmaceutical Industries Ltd. ADR                       2,535
   22,243    UCB S.A.                                                      1,282
   61,300    XenoPort, Inc.*                                                 331
                                                                        --------
                                                                          31,599
                                                                        --------
             Total Health Care                                           120,491
                                                                        --------

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIALS (0.9%)
             ------------------
             RESEARCH & CONSULTING SERVICES (0.9%)
   80,270    Huron Consulting Group, Inc.*                              $  4,089
                                                                        --------
             INFORMATION TECHNOLOGY (61.7%)
             ------------------------------
             APPLICATION SOFTWARE (3.6%)
  111,310    Autodesk, Inc.*                                               3,939
  273,900    Cadence Design Systems, Inc.*                                 3,993
   75,848    Citrix Systems, Inc.*                                         5,463
   77,640    Qlik Technologies, Inc.*                                      2,432
                                                                        --------
                                                                          15,827
                                                                        --------
             COMMUNICATIONS EQUIPMENT (7.5%)
  412,000    AAC Technologies Holdings, Inc.                               1,918
   96,860    CIENA Corp.*                                                  2,137
  535,580    Cisco Systems, Inc.                                          13,684
  280,100    JDS Uniphase Corp.*                                           4,109
  542,890    Juniper Networks, Inc.*                                      11,764
                                                                        --------
                                                                          33,612
                                                                        --------
             COMPUTER HARDWARE (4.1%)
  317,000    Advantech Co. Ltd.                                            1,533
   37,140    Apple, Inc.                                                  16,806
                                                                        --------
                                                                          18,339
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (3.5%)
  398,120    EMC Corp.                                                    10,411
   79,160    NetApp, Inc.                                                  3,255
  218,800    Wacom Co. Ltd.                                                1,770
                                                                        --------
                                                                          15,436
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (6.7%)
   31,702    Alliance Data Systems Corp.*                                  6,270
   66,716    Automatic Data Processing, Inc.                               4,810
   22,185    ExlService Holdings, Inc.*                                      621
  294,150    Genpact Ltd.                                                  5,998
   32,970    Heartland Payment Systems, Inc.                               1,230
    8,200    QIWI plc ADR                                                    235
   59,835    Visa, Inc. "A"                                               10,591
                                                                        --------
                                                                          29,755
                                                                        --------
             ELECTRONIC COMPONENTS (0.4%)
  382,000    Delta Electronics, Inc.                                       1,854
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
  132,000    Anritsu Corp.                                              $  1,661
   23,100    National Instruments Corp.                                      651
                                                                        --------
                                                                           2,312
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.3%)
   54,800    Trimble Navigation Ltd.*                                      1,564
                                                                        --------
             HOME ENTERTAINMENT SOFTWARE (1.1%)
  268,730    Activision Blizzard, Inc.                                     4,832
                                                                        --------
             INTERNET SOFTWARE & SERVICES (15.3%)
  124,560    Akamai Technologies, Inc.*                                    5,879
  177,849    Dropbox, Inc., acquired 5/01/2012; cost $1,610*(a),(b),(c)    1,683
  200,915    eBay, Inc.*                                                  10,385
  341,195    Facebook, Inc. "A"*                                          12,566
   15,795    Google, Inc. "A"*                                            14,020
  158,300    Kakaku.com, Inc.                                              5,489
   30,970    LinkedIn Corp. "A"*                                           6,311
   36,000    Tencent Holdings Ltd.                                         1,633
  364,495    Yahoo! Inc.*                                                 10,239
                                                                        --------
                                                                          68,205
                                                                        --------
             IT CONSULTING & OTHER SERVICES (6.0%)
   73,031    Accenture plc "A"                                             5,390
   88,662    Cognizant Technology Solutions Corp. "A"*                     6,418
   36,792    International Business Machines Corp.                         7,176
  131,478    Pactera Technology International Ltd. ADR*                      881
  114,472    Teradata Corp.*                                               6,768
                                                                        --------
                                                                          26,633
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (1.8%)
  132,300    ASM Pacific Technology Ltd.                                   1,438
   40,602    ASML Holding N.V.                                             3,650
   56,810    Lam Research Corp.*                                           2,796
                                                                        --------
                                                                           7,884
                                                                        --------
             SEMICONDUCTORS (9.5%)
  659,600    Intel Corp.                                                  15,369
   25,920    International Rectifier Corp.*                                  625
  228,430    NXP Semiconductors N.V.*                                      7,458
  365,670    RF Micro Devices, Inc.*                                       1,898
    5,348    Samsung Electronics Co. Ltd.                                  6,093
   38,200    Silicon Laboratories, Inc.*                                   1,492
  106,810    SK Hynix, Inc.*                                               2,586
1,950,200    Taiwan Semiconductor Manufacturing Co. Ltd.                   6,666
                                                                        --------
                                                                          42,187
                                                                        --------

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             TECHNOLOGY DISTRIBUTORS (1.4%)
   38,500    Arrow Electronics, Inc.*                                   $  1,757
   45,900    Avnet, Inc.*                                                  1,729
2,198,000    WPG Holdings Ltd.                                             2,738
                                                                        --------
                                                                           6,224
                                                                        --------
             Total Information Technology                                274,664
                                                                        --------
             Total Common Stocks (cost: $323,883)                        433,483
                                                                        --------

             PREFERRED STOCKS (0.9%)

             INFORMATION TECHNOLOGY (0.9%)
             -----------------------------
             INTERNET SOFTWARE & SERVICES (0.9%)
  318,306    FireEye, Inc., acquired 12/27/2012*(a),(b),(c)
               (cost: $3,352)                                              3,944
                                                                        --------
             EXCHANGE-TRADED FUNDS (0.9%)
   53,000    iShares North American Tech ETF (cost: $3,873)                4,111
                                                                        --------
             Total Equity Securities (cost: $331,108)                    441,538
                                                                        --------

             MONEY MARKET INSTRUMENTS (0.8%)

             MONEY MARKET FUNDS (0.8%)
3,579,438    State Street Institutional Liquid Reserve Fund, 0.08%(d)      3,579
                                                                        --------
             Total Money Market Instruments (cost: $3,579)                 3,579
                                                                        --------

             TOTAL INVESTMENTS (COST: $334,687)                         $445,117
                                                                        ========

--------------------------------------------------------------------------------------------------
                                          FORWARD                         CONTRACT      UNREALIZED
NUMBER OF                                 CURRENCY           SETTLEMENT     VALUE     APPRECIATION
CONTRACTS       COUNTERPARTY              CONTRACTS             DATE        (000)            (000)
--------------------------------------------------------------------------------------------------
                CONTRACTS TO SELL (0.6%)
248,423,000     Deutsche Bank AG          Japanese Yen        12/20/2013    $2,540             $3
                                                                            ----------------------
                                          RECEIVABLE AMOUNT ($2,543)        $2,540             $3
                                                                            ======================

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $431,800                  $-         $1,683      $433,483
  Preferred Stocks                                -                   -          3,944         3,944
  Exchange-Traded Funds                       4,111                   -              -         4,111
Money Market Instruments:
  Money Market Funds                          3,579                   -              -         3,579
Forward Currency Contracts to Sell*               -                   3              -             3
----------------------------------------------------------------------------------------------------
Total                                      $439,490                  $3         $5,627      $445,120
----------------------------------------------------------------------------------------------------

*Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

----------------------------------------------------------------------------------------------------
                                                                  COMMON STOCKS     PREFERRED STOCKS
----------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                              $1,610               $    -
Purchases                                                                     -                3,352
Sales                                                                         -                    -
Transfers into Level 3                                                        -                    -
Transfers out of Level 3                                                      -                    -
Net realized gain (loss) on investments                                       -                    -
Change in net unrealized appreciation/depreciation on investments            73                  592
----------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                              $1,683               $3,944
----------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through July 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.3% of net assets at July 31, 2013.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees (the Board). The aggregate market value of these securities at July 31, 2013, was $5,627,000, which represented 1.3% of the Fund's net assets.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

        as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) Security was fair valued at July 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,627,000, which represented 1.3% of net assets of the fund.

    (d) Rate represents the money market fund annualized seven-day yield at July 31, 2013.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2013

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $334,687)              $445,117
   Cash denominated in foreign currencies (identified cost of $219)                220
   Receivables:
      Capital shares sold                                                          317
      Dividends and interest                                                       263
      Securities sold                                                            3,305
      Other                                                                          3
   Unrealized appreciation on foreign currency contracts held, at value              3
                                                                              --------
         Total assets                                                          449,228
                                                                              --------
LIABILITIES
   Payables:
      Securities purchased                                                       3,053
      Capital shares redeemed                                                      353
      Bank overdraft                                                                 3
   Accrued management fees                                                         289
   Accrued transfer agent's fees                                                    11
   Other accrued expenses and payables                                              91
                                                                              --------
         Total liabilities                                                       3,800
                                                                              --------
            Net assets applicable to capital shares outstanding               $445,428
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $324,262
   Overdistribution of net investment income                                      (114)
   Accumulated net realized gain on investments                                 10,846
   Net unrealized appreciation of investments                                  110,430
   Net unrealized appreciation of foreign currency translations                      4
                                                                              --------
            Net assets applicable to capital shares outstanding               $445,428
                                                                              ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $436,613/24,556 shares outstanding)          $  17.78
                                                                              ========
      Adviser Shares (net assets of $8,815/499 shares outstanding)            $  17.64
                                                                              ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $178)                 $  4,932
   Interest                                                                 8
                                                                     --------
      Total income                                                      4,940
                                                                     --------
EXPENSES
   Management fees                                                      3,081
   Administration and servicing fees:
      Fund Shares                                                         577
      Adviser Shares                                                       12
   Transfer agent's fees:
      Fund Shares                                                       1,174
   Distribution and service fees (Note 6F):
      Adviser Shares                                                       19
   Custody and accounting fees:
      Fund Shares                                                         124
      Adviser Shares                                                        2
   Postage:
      Fund Shares                                                          58
   Shareholder reporting fees:
      Fund Shares                                                          45
   Trustees' fees                                                          13
   Registration fees:
      Fund Shares                                                          33
      Adviser Shares                                                       24
   Professional fees                                                       93
   Other                                                                   12
                                                                     --------
         Total expenses                                                 5,267
   Expenses paid indirectly:
      Fund Shares                                                         (12)
                                                                     --------
         Net expenses                                                   5,255
                                                                     --------
NET INVESTMENT LOSS                                                      (315)
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                      43,334
      Foreign currency transactions                                       591
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      45,095
      Foreign currency translations                                       (54)
                                                                     --------
         Net realized and unrealized gain                              88,966
                                                                     --------
   Increase in net assets resulting from operations                  $ 88,651
                                                                     ========

See accompanying notes to financial statements.

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

-----------------------------------------------------------------------------------------------

                                                                        2013               2012
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                              $   (315)          $ (1,040)
   Net realized gain (loss) on investments                            43,334             (1,388)
   Net realized gain (loss) on foreign currency transactions             591               (203)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     45,095             26,766
      Foreign currency translations                                      (54)               187
                                                                    ---------------------------
      Increase in net assets resulting from operations                88,651             24,322
                                                                    ---------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                        (4,806)           (13,988)
   Adviser Shares                                                        148                 17
                                                                    ---------------------------
      Total net decrease in net assets from capital
         share transactions                                           (4,658)           (13,971)
                                                                    ---------------------------
   Net increase in net assets                                         83,993             10,351

NET ASSETS
   Beginning of year                                                 361,435            351,084
                                                                    ---------------------------
   End of year                                                      $445,428           $361,435
                                                                    ===========================
Overdistribution of net investment income:
   End of year                                                      $   (114)          $   (784)
                                                                    ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

         is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all forward currency contracts value based on methods discussed in
    Note 1C.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the prices.

    The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                     FAIR VALUE AT                       SIGNIFICANT
                     JULY 31, 2013       VALUATION       UNOBSERVABLE
ASSETS               ($ IN 000's)        TECHNIQUE(S)    INPUT(S)                       RANGE
---------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Common Stocks        $1,683              Market          Revenue               5.32x - 10.04x
                                         Comparables     Multiple(a)
                                                         Discount for lack              10.0%
                                                         of marketability(b)
---------------------------------------------------------------------------------------------
Preferred Stocks     $3,944              Market          Revenue                        3.65x
                                         Comparables     Multiple(a)
                                                         Discount for lack              10.0%
                                                         of marketability(b)
---------------------------------------------------------------------------------------------

    (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

    (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

    Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JULY 31, 2013* (IN THOUSANDS)

                           ASSET DERIVATIVES                LIABILITY DERIVATIVES
------------------------------------------------------------------------------------
                        STATEMENT OF                     STATEMENT OF
DERIVATIVES NOT         ASSETS AND                       ASSETS AND
ACCOUNTED FOR AS        LIABILITIES                      LIABILITIES
HEDGING INSTRUMENTS     LOCATION            FAIR VALUE   LOCATION         FAIR VALUE
------------------------------------------------------------------------------------
Foreign exchange        Net unrealized         $3**      -                    $-
contracts               appreciation of
                        foreign currency
                        translations
------------------------------------------------------------------------------------

    * For open derivative instruments as of July 31, 2013, see the portfolio of investments, which also is indicative of activity for the period ended July 31, 2013.

    **Includes cumulative appreciation (depreciation) of forward currency contracts as reported on the portfolio of investments.

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2013 (IN THOUSANDS)

DERIVATIVES                                                            CHANGE IN UNREALIZED
NOT ACCOUNTED      STATEMENT OF                                        APPRECIATION
FOR AS HEDGING     OPERATIONS                 REALIZED GAIN (LOSS)     (DEPRECIATION)
INSTRUMENTS        LOCATION                   ON DERIVATIVES           ON DERIVATIVES
-------------------------------------------------------------------------------------------
Foreign            Net realized gain (loss)         $623                      $(56)
exchange           on foreign currency
contracts          transactions
-------------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended July 31, 2013, brokerage commission recapture credits reduced the Fund Shares' and Adviser Shares' expenses by $12,000 and less than $500, respectively. For the year ended July 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2013, the Fund paid CAPCO facility fees of $2,000, which represents 0.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for net operating losses, foreign currency, non-REIT return of capital, and passive foreign investment corporations adjustments resulted in reclassifications to the statement of assets and liabilities to decreased paid-in capital by $432,000, decrease accumulated undistributed net investment loss by $985,000, and decrease accumulated net realized gain on investments by $553,000. These reclassifications had no effect on net assets.

The Fund did not pay any distributions during the years ended July 31, 2013, and 2012.

As of July 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain                        $ 12,293,000
Unrealized appreciation of investments                       108,928,000
Unrealized appreciation on foreign currency translations           4,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended July 31, 2013, the Fund utilized pre-enactment capital loss carryforwards of $26,607,000, to offset capital gains. At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes. For the year ended July 31, 2013, the Fund deferred to August 1, 2013, late year losses of $54,000. Late year losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

For the year ended July 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2013, were $360,212,000 and $362,400,000, respectively.

As of July 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $336,189,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2013, for federal income tax purposes, were $112,114,000 and $3,186,000, respectively, resulting in net unrealized appreciation of $108,928,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                            YEAR ENDED                    YEAR ENDED
                                           JULY 31, 2013                 JULY 31, 2012
------------------------------------------------------------------------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT
                                      ----------------------------------------------------
FUND SHARES:
Shares sold                            3,974       $ 62,768          3,393        $ 45,038
Shares issued from
  reinvested dividends                     -              -              -               -
Shares redeemed                       (4,317)       (67,574)        (4,475)        (59,026)
                                      ----------------------------------------------------
Net decrease from
  capital share transactions            (343)      $ (4,806)        (1,082)       $(13,988)
                                      ====================================================
ADVISER SHARES:
Shares sold                               14       $    215              7        $     98
Shares issued from
  reinvested dividends                     -              -              -               -
Shares redeemed                           (5)           (67)            (6)            (81)
                                      ----------------------------------------------------
Net increase from
  capital share transactions               9       $    148              1        $     17
                                      ====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Science & Technology Funds Index over the performance period. The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    class outperforms the Lipper Science & Technology Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,081,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $138,000 and $2,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.02%, respectively.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average net assets for assets over $100 million that Wellington Management manages. For the year ended July 31, 2013, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $1,472,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the year ended July 31, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $577,000 and $12,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these

================================================================================

38  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    expenses incurred by the Manager. For the year ended July 31, 2013, the Fund reimbursed the Manager $12,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Adviser Shares to 1.65% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2013, the Adviser Shares incurred no reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund
    Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,174,000 and less than $500, respectively. For the year ended July 31, 2013, the Fund Shares recorded a capital contribution of less than $500 from SAS for adjustments related to corrections to shareholder accounts.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $19,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2013, USAA and its affiliates owned 483,000 shares, which represent 96.7% of the Adviser Shares and 1.9% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

================================================================================

40  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED JULY 31,
                                 ---------------------------------------------------------------------
                                     2013            2012           2011           2010           2009
                                 ---------------------------------------------------------------------
Net asset value at beginning
  of period                      $  14.24        $  13.26       $  10.65       $   9.42       $  11.41
                                 ---------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                 .03(d)         (.02)          (.01)(a)       (.04)(a)       (.05)(a)
  Net realized and unrealized
    gain (loss)                      3.51            1.00           2.62(a)        1.27(a)       (1.94)(a)
                                 ---------------------------------------------------------------------
Total from investment
  operations                         3.54             .98           2.61(a)        1.23(a)       (1.99)(a)
                                 ---------------------------------------------------------------------
Net asset value at
  end of period                  $  17.78        $  14.24       $  13.26       $  10.65       $   9.42
                                 =====================================================================
Total return (%)*                   24.86            7.39          24.51          13.06(b)      (17.44)
Net assets at
  end of period (000)            $436,613        $354,495       $344,619       $292,326       $265,003
Ratios to average
  net assets:**
  Expenses (%)(c)                    1.34            1.38           1.36           1.45(b)        1.67
  Net investment loss (%)            (.08)           (.30)          (.10)          (.37)          (.60)
Portfolio turnover (%)                 93              77            109            120            191

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2013, average net assets were $384,875,000.

(a) Calculated using average shares.

(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $98,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios in the Financial Highlights table.

(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses were due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                    PERIOD ENDED
                                                          YEAR ENDED JULY 31,          JULY 31,
                                                       -------------------------------------------
                                                         2013            2012          2011***
                                                       -------------------------------------------
Net asset value at beginning of period                 $14.16          $13.22           $10.84
                                                       ---------------------------------------
Income (loss) from investment operations:
  Net investment loss                                    (.00)(d)        (.05)            (.06)(a)
  Net realized and unrealized gain                       3.48             .99             2.44(a)
                                                       ---------------------------------------
Total from investment operations                         3.48             .94             2.38(a)
                                                       ---------------------------------------
Net asset value at end of period                       $17.64          $14.16           $13.22
                                                       =======================================
Total return (%)*                                       24.58            7.11            21.96
Net assets at end of period (000)                      $8,815          $6,940           $6,465
Ratios to average net assets:**
  Expenses (%)(b)                                        1.56            1.63             1.65(c)
  Expenses, excluding reimbursements (%)(b)              1.56            1.63             2.02(c)
  Net investment loss (%)                                (.30)           (.55)            (.44)(c)
Portfolio turnover (%)                                     93              77              109

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended July 31, 2013, average net assets were $7,702,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Calculated using average shares.

(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(d) Represents less than $0.01 per share.

================================================================================

42  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

EXPENSE EXAMPLE

July 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2013, through July 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                   BEGINNING              ENDING             DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE       FEBRUARY 1, 2013 -
                                FEBRUARY 1, 2013       JULY 31, 2013         JULY 31, 2013
                                -------------------------------------------------------------
FUND SHARES
Actual                             $1,000.00              $1,135.40               $6.94

Hypothetical
  (5% return before expenses)       1,000.00               1,018.30                6.56

ADVISER SHARES
Actual                              1,000.00               1,133.70                8.04

Hypothetical
  (5% return before expenses)       1,000.00               1,017.26                7.60

* Expenses are equal to the Fund's annualized expense ratio of 1.31% for Fund Shares and 1.52% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 13.54% for Fund Shares and 13.37% for Adviser Shares for the six-month period of February 1, 2013, through July 31, 2013.

================================================================================

44  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2013

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel,

================================================================================

46  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe").

Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2012, was in the top 30% of its performance universe for three-year period ended December 31, 2012, and was in the top 50% of its performance universe for the five-year period ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for

================================================================================

48  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that the Manager also pays the subadvisory fee out of the management fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed may have different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's

================================================================================

50  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2012, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

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52  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  53

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

54  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors. LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

56  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012); Vice President, New Life Investments, LLC (1986-1992). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

    (2) Member of Executive Committee

    (3) Member of Audit Committee

    (4) Member of Pricing and Investment Committee

    (5) Member of Corporate Governance Committee

    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

    (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

    (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Executive Director and General Counsel, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS and ICorp.

================================================================================

58  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (04/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

60  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
                                      Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select "Investments,"
AT USAA.COM                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
        (8722)                        "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    31712-0913                               (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2013 and 2012 were $460,191 and $391,388, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2013 and 2012 were $65,860 and $70,828, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to foreign tax reclaim filings for the fiscal years ended July 31, 2013 and 2012 were $27,750 and $0, other fees billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise calculations for fiscal years ended July 31, 2013 and 2012 were $27,000 and $0, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2013 and 2012 were $442,000 and $384,984, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2013

By:*     /s/ James G. Whetzel
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     09/20/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/24/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.